Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions

NOTE 51. RELATED PARTY TRANSACTIONS
Related parties are considered to be natural and legal persons that directly or indirectly exercise control over the Entity or are controlled by it; subsidiaries, associates and affiliates; members of the Board of Directors, trustees and senior management personnel; natural persons holding similar positions in financial institutions or complementary service companies; corporations or sole proprietor ships over which key personnel may exercise significant influence or control; and spouses, partners and relatives up to the second degree of consanguinity or first degree of affinity of all natural persons directly or indirectly linked to the Group.
The Group controls another entity when it has power over the financial and operational decisions of other entities, and in turn, obtains benefits from it.
On the other hand, the Group considers that it has joint control when there is an agreement between the parties on the control of a common economic activity.
Finally, those cases in which the Group has significant influence are due to its ability to participate in the company's financial policy decisions and operations. Shareholders with a stake equal to or greater than 20% of the total voting power of the Group or its subsidiaries are considered to have significant influence. To determine these situations, not only legal aspects are considered, but also the nature and substance of the relationship.
Additionally, the key personnel of the Group’s Management (members of the Board of Directors and Managers) and the entities over which the key personnel can exert significant influence or control are considered related parties.
51.1.    Controlling Entity
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	51.48% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	17.51%
51.2.    Key Personnel’s Compensation
The compensation earned by the Group’s key personnel as of December 31, 2025 and December 31, 2024 amounts to Ps.52,069,602 and Ps.58,787,291 respectively.
51.3.    Key Personnel’s Structure
Key personnel’s structure as of the indicated dates is as follows:

	12.31.25	12.31.24
Regular Directors	132	131
General Manager	6	6
Area and department Managers	94	177
Total	232	314
51.4.    Related Party Transactions
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.25	12.31.24
Total Amount of Credit Assistance	47,604,731	60,090,550
Number of Addressees (quantities)	363	326
- Natural Persons	319	269
- Legal Entities	44	57
Average Amount of Credit Assistance	131,143	184,327
Maximum Assistance	1,910,968	18,355,917
Financial assistance, including the one that was restructured, was granted in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other non-related parties. Besides, this financial assistance did not involve more than the normal risk of loan losses or present other unfavorable features.
In compliance with the provisions of Communication “A” 7404 of the BCRA, the total amount of financial assistance for all items granted to the group of persons related by a personal relationship, under the terms set forth in section 1.2.2.2.2. on “Large exposures to Credit Risk” rules, amounts to:

Financial Institution	Ratio with respect to Tier 1 Capital	12.31.25
Banco de Galicia y Buenos Aires S.A.	0.50%	27,314,210
Naranja Digital Compañía Financiera S.A.U.	1.45%	79,552,286
The information about the credit assistance granted to affiliates based on the quality of receivables, their documentation and preferred guarantees is stated in Schedule N.
51.5.    Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.25	12.31.24
Assets
Cash and Due from Banks	392,866,324	203,524,658
Debt Securities at Fair Value through Profit or Loss	32,953,045	13,801,030
Derivative Financial Instruments	11,173,185	1,927,974
Repurchase Transactions	79,368,315	53,652,807
Other Financial Assets	160,010,686	10,080,432
Loans and Other Financing	74,781,845	130,609,513
Other Debt Securities	153,160,309	125,390,696
Other Non-financial Assets	—	(195)
Total Assets	904,313,709	538,986,915
Liabilities
Deposits	418,025,921	213,050,008
Liabilities at fair value through profit or loss	431,163	4,092,786
Derivative Financial Instruments	11,173,185	1,927,975
Repurchase Transactions	79,368,315	53,652,612
Other Financial Liabilities	60,434,369	1,669,479
Financing Received from the Argentine Central Bank and other Financial Institutions	13,916,313	124,704,075
Debt Securities Issued	46,200,323	13,801,030
Subordinated Debt Securities	139,913,031	125,390,696
Liabilities for Insurance Contracts	—	59,893
Other Non-financial Liabilities	134,851,089	638,361
Total Liabilities	904,313,709	538,986,915

	12.31.25	12.31.24	12.31.23
Income (Loss)
Net Income (Loss) from Interest	(1,178,415)	(30,860,011)	7,811,275
Net Fee Income (Expense)	29,055,532	11,052,558	28,851,546
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(11,173,185)	6,510,819	(14,043,230)
Other Operating Income (Expense)	33,426,379	22,216,289	21,476,634
Insurance Business Result	(49,033,939)	(19,583,129)	(43,251,508)
Administrative Expenses	(2,052,767)	(1,393,776)	(2,364,396)
Other Operating Expenses	956,395	(62,171)	(4,819)